March 27, 1997




VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


ATTN.:		Office of Filings, Information and Consumer Services


RE:		Smith Barney Investment Trust (the "Trust")
		File Nos. 33-43446 and 811-6444

Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information of the Trust do not differ from those contained in Post-Effective Amendment No. 12 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on March 25, 1997, as Accession Number: 0000091155-97-000159 and became effective immediately.

	Any comments on this filing should be directed to the undersigned at
(212) 816-3579. Please return an electronic transmittal as evidence of your receipt of this filing.

						Very truly yours,


						SMITH BARNEY INVESTMENT TRUST



						/s/ David Barnett
						David Barnett
						Assistant Secretary






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